Schedule H, Line 4I - Schedule Of Assets (Held At End Of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4I - Schedule Of Assets (Held at End of Year)
ENBRIDGE EMPLOYEE SERVICES, INC.
EMPLOYEES’ SAVINGS PLAN
EIN:
76-0697621
PN:001
FORM 5500, SCHEDULE H, LINE 4I -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

			December 31, 2025
a.	b. Identity of issue, borrower, lessor, or similar party	c. Description of investment including maturity date, rate of interest, par or maturity value	d. Cost 2	e. Current Value
	(thousands of dollars)
	Dodge & Cox International Stock Fund	Registered investment fund		14,944
	Dodge & Cox Income Fund	Registered investment fund		40,656
	Hartford Schroders Emerging Markets Equity Fund	Registered investment fund		7,145
1	T. Rowe Price Blue Chip Growth Fund	Registered investment fund		84,678
1	T. Rowe Price Government Money	Short-term investments		90
1	T. Rowe Price Mid-Cap Growth Fund	Registered investment fund		49,775
1	T. Rowe Price Institutional Small-Cap Stock Fund	Registered investment fund		21,100
	Vanguard Equity-Income Adm	Registered investment fund		42,174
	Vanguard Federal Money Market Fund	Short-term investments		73,043
	MFS Institutional International Equity Fund	Registered investment fund		29,745
	Schwab Personal Choice Retirement Account	Short-term investments		2,015
	BlackRock LifePath Index 2030	Common collective trust fund		102,066
	BlackRock LifePath Index 2035	Common collective trust fund		113,333
	BlackRock LifePath Index 2040	Common collective trust fund		108,642
	BlackRock LifePath Index 2045	Common collective trust fund		120,944
	BlackRock LifePath Index 2050	Common collective trust fund		108,805
	BlackRock LifePath Index 2055	Common collective trust fund		76,186
	BlackRock LifePath Index 2060	Common collective trust fund		27,661
	BlackRock LifePath Index 2065	Common collective trust fund		11,618
	BlackRock LifePath Index 2070	Common collective trust fund		639
	BlackRock LifePath Index Retirement Fund	Common collective trust fund		91,491
	BlackRock MSCI ACWI	Common collective trust fund		37,418
	BlackRock Russell 1000 ® Value Fund	Common collective trust fund		14,154
	BlackRock Russell 1000 ® Growth Fund	Common collective trust fund		99,220
	BlackRock Equity Index Fund	Common collective trust fund		247,954
	BlackRock US Debt Index Fund	Common collective trust fund		22,640
	BlackRock Extended Equity Market Index Fund	Common collective trust fund		61,693
1	T. Rowe Price Stable Value Trust Fund	Common collective trust fund		37,048
1	Enbridge Inc. Stock	Common stock		403,246

	Total investments			2,050,123

1	Notes receivable from participants	Interest rates ranging from 4.25% to 9.5% maturing through 2034	—	25,437

	Total			2,075,560

1	Parties-in-Interest to the Plan.
2	Cost information is omitted because these investments are participant-directed.